80889 3/02

Prospectus Supplement
dated March 30, 2002 to:
---------------------------------------------------------------------

Putnam Mid Cap Value Fund
Class A Prospectus dated August 30, 2001 and Class Y Prospectus dated August 30, 2001, as revised January 30, 2002.

The following changes apply to the fund's class A prospectus only:

The fund's Investment Category identified on the front cover of the prospectus is changed to "Value."

                                 ****

The following replaces the last two sentences of the paragraph under the heading "Main Investment Strategies - Value Stocks":

Under normal circumstances, we invest at least 80% of the fund's net assets in midsized companies. These are companies of a size similar to those in the Russell Mid Cap Value Index, a commonly used measure of midsized company performance."

                                 ****

The following sentence is added to the first paragraph under the heading "What are the fund's main investment strategies and related risks? - Derivatives."

"Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment."

                                 ****

The paragraphs and corresponding table under the heading "Who manages the fund?" are replaced with the following:

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.15% (after expense limitation) of average net assets for the fund's last fiscal year. See "Annual Fund Operating Expenses." Putnam Management's address is One Post Office Square, Boston, MA 02109.

Putnam Management's Small- and Mid-Cap Value Team has primary responsibility, and its members have joint responsibility, for the day-to-day management of the fund's portfolio.

                                 ****

The following change applies to the fund's class Y prospectus only:

The fifth and sixth paragraphs under the heading "How to buy shares" are replaced with the following:

Eligible purchasers.  A defined contribution plan (including a corporate
IRA) is eligible to purchase class Y shares if approved by Putnam and if

* the plan, its sponsor and other employee benefit plans of the sponsor invest at least $150 million in Putnam funds and other investments managed by Putnam Management or its affiliates; or the average investment in Putnam-managed assets of accounts in the plan is at least $30,000, or

* the plan's sponsor confirms a good faith expectation that, within such period after initial purchase as is agreed by the sponsor and Putnam, investments in Putnam-managed assets will attain the level or average account size specified above, using the higher of purchase price or current market value, and agrees that class Y shares may be redeemed and class A shares purchased if that level is not attained.

College savings plans that qualify for tax-exempt treatment under
Section 529 of the Internal Revenue Code, bank trust departments and trust companies, and other defined contribution plans, if approved by Putnam, are also eligible to purchase class Y shares."



                                                              81129 3/02
Prospectus Supplement
dated March 30, 2002 to:
---------------------------------------------------------------------

Putnam Capital Opportunities Fund
Class A Prospectus and Class Y Prospectus dated August 30, 2001
The following changes apply to the fund's prospectuses:

The fund's Investment Category identified on the front cover of the prospectus is changed to "Blend."

                                 ****

The following sentence is added to the end of the first paragraph under the heading "What are the fund's main investment strategies and related risks? - Derivatives."

"Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment."

                                 ****

The second paragraph and corresponding table under the heading "Who manages the fund?" are replaced with the following:

Putnam Management's Small- and Mid-Cap Core Team has primary responsibility, and its members have joint responsibility, for the day-to-day management of the fund's portfolio.

                                 ****
The following changes apply to the fund's class A prospectus:

The Calendar Year Total Returns chart, as well as the paragraph that immediately follows it, and the Average Annual Total Returns Table, are replaced with the following:

[GRAPHIC OMITTED: vertical bar chart]

27.04%                        21.93%                        -2.08%
 1999                          2000                          2001

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown.
Year-to-date performance through 12/31/01 was -2.08%. During the periods shown in the bar chart, the highest return for a quarter was 30.42% (quarter ending 12/31/99) and the lowest return for a quarter was -24.66% (quarter ending 9/30/01).

Average Annual Total Returns (for periods ending 12/31/01)
------------------------------------------------------------------
                                                          Since
                               Past                       inception
                              1 year                      (6/1/98)
------------------------------------------------------------------
Class A                       -2.08%                       10.91%
Russell 2000 Index             2.49%                        3.60%

The following changes apply to the fund's class Y prospectus:

The Calendar Year Total Returns chart, as well as the paragraph that immediately follows it, and the Average Annual Total Returns Table, are replaced with the following:

[GRAPHIC OMITTED: vertical bar chart]

27.04%                        22.04%                        -1.70%
 1999                          2000                          2001

Year-to-date performance through 12/31/01 was -1.70%. During the periods shown in the bar chart, the highest return for a quarter was 30.42% (quarter ending 12/31/99) and the lowest return for a quarter was -24.66% (quarter ending 9/30/01).

Average Annual Total Returns (for periods ending 12/31/01)
------------------------------------------------------------------
                                                          Since
                               Past                       inception
                              1 year                      (6/1/98)
------------------------------------------------------------------
Class Y                      -1.70%                        11.06%
Russell 2000 Index            2.49%                         3.60%

The fifth and sixth paragraphs under the heading "How to buy shares" are replaced with the following:

"Eligible purchasers. A defined contribution plan (including a corporate IRA) is eligible to purchase class Y shares if approved by Putnam and if

* the plan, its sponsor and other employee benefit plans of the sponsor invest at least $150 million in Putnam funds and other investments managed by Putnam Management or its affiliates; or the average investment in Putnam-managed assets of accounts in the plan is at least $30,000, or

* the plan's sponsor confirms a good faith expectation that, within such period after initial purchase as is agreed by the sponsor and Putnam, investments in Putnam-managed assets will attain the level or average account size specified above, using the higher of purchase price or current market value, and agrees that class Y shares may be redeemed and class A shares purchased if that level is not attained.

College savings plans that qualify for tax-exempt treatment under
Section 529 of the Internal Revenue Code, bank trust departments and trust companies, and other defined contribution plans, if approved by Putnam, are also eligible to purchase class Y shares."